Amounts Recognized in Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Net loss	$ 1,070	$ 1,322	$ 718
Total recognized in accumulated other comprehensive income	$ 1,070	$ 1,322	$ 718	$ 754